Acquisitions, Dispositions, and Deconsolidations - Insurance Acquisitions (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 09, 2018	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Gain on bargain purchase		$ 1,100	$ 115,400
KMG America
Business Acquisition [Line Items]
Consideration paid	$ 0
Fixed maturity securities, available-for-sale at fair value	1,575,400
Equity securities	300
Mortgage loans	900
Policy loans	2,900
Cash and cash equivalents	806,600
Recoverable from reinsurers	902,500
Other assets	28,200
Total assets acquired	3,316,800
Life, accident and health reserves	(2,931,300)
Annuity reserves	(11,300)
Value of business acquired	(214,400)
Accounts payable and other current liabilities	(6,500)
Deferred tax liability	(25,300)
Other liabilities	(11,500)
Total liabilities assumed	(3,200,300)
Total net assets acquired	116,500
Gain on bargain purchase	116,500
Kanawha Insurance Company | KMG America
Business Acquisition [Line Items]
Consideration paid	$ 10